ACQUISITIONS - Schedule of purchase price allocations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Feb. 11, 2020	Dec. 31, 2019	Sep. 26, 2019
Disclosure of detailed information about business combination [line items]
Non-recourse borrowings	$ (14,595)		$ (12,604)
Spanish CSP Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 22
Restricted cash		27
Trade receivables and other current assets		33
Property, plant and equipment, at fair value		661
Deferred tax assets		14
Other non-current assets		8
Current liabilities		(17)
Financial instruments		(148)
Non-recourse borrowings		(475)
Decommissioning liabilities		(23)
Other long-term liabilities		(22)
Fair value of identifiable net assets acquired		80
Goodwill		41
Purchase price		$ 121
DG Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 3
Trade receivables and other current assets				47
Property, plant and equipment, at fair value				753
Current liabilities				(8)
Decommissioning liabilities				(33)
Other long-term liabilities				(27)
Fair value of identifiable net assets acquired				$ 735